As filed with the Securities and Exchange Commission on May 28, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 119	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 123	[X]

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                        As soon as practicable after the effective
                                                                                                           date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on June 10, 2013 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 10, 2013 as the new effective date for Post-Effective Amendment No. 98 to the Registration Statement filed on February 4, 2013 for the CV Sector Rotational Fund. Previously, the filing of Post-Effective Amendment No. 108 delayed the effective date until April 29, 2013, Post-Effective Amendment No 110 delayed the effective date until May 13, 2013 and Post-Effective Amendment No 114 delayed the effective date until May 28, 2013. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 98 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of May, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	May 28, 2013
Jack E. Brinson

*	Trustee & Chairman	May 28, 2013
James H. Speed, Jr.

*	Trustee	May 28, 2013
J. Buckley Strandberg

*	Trustee	May 28, 2013
Michael G. Mosley

*	Trustee	May 28, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	May 28, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	May 28, 2013
Julie M. Koethe

*	President & Treasurer,	May 28, 2013
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	May 28, 2013
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	May 28, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	May 28, 2013
Craig L. Lukin

*	President & Treasurer,	May 28, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	May 28, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	May 28, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	May 28, 2013
Michael W. Nix

*	President, Arin Funds	May 28, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	May 28, 2013
Lawrence H. Lempert

*	President,	May 28, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	May 28, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	May 28, 2013
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	President,	May 28, 2013
Michael Barron	CV Sector Rotational Fund

*	Treasurer of the Prophecy Alpha Trading Fund and	May 28, 2013
Brenda A. Smith	CV Sector Rotational Fund, President and Treasurer of the CV Asset Allocation Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	May 28, 2013

* By: /s/ A. Vason Hamrick	Dated: May 28, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact